Other Long-Term Liabilities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)
Disclosure Of Other Non Current Liabilities Text Block Abstract
Current and long-term decommissioning liabilities	$ 3.4		$ 3.4
Interest expense (in Dollars)
Interest expenses			0.1
Decommissioning liabilities			$ 0.6
Decommissioning liabilities, description	It is expected that the decommissioning liabilities will mature between 2023 and 2062.	It is expected that the decommissioning liabilities will mature between 2023 and 2062.
Interest payments	$ 14.5